Note 4 - Acquisitions - Acquisitions Details (Details) (Parentheticals) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Cash consideration, cash acquired	$ 122,964	$ 3,322
Cash consideration, cash acquired	$ 122,964	$ 3,322